SHARE CAPITAL - Schedule of Shares In Conjunction With Certain Acquisitions (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Keystone Integrated Care, LLC
Business Acquisition [Line Items]
Shares issues (in shares)	1,422
Equity-based consideration	$ 2,850
Laurel Harvest Labs, LLC
Business Acquisition [Line Items]
Shares issues (in shares)		27,091
Equity-based consideration		$ 47,238